EXPENSES BY NATURE (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE
Depreciation of mining hardware	£ 11,129	£ 5,896
Hosting and other costs	11,057	11,210
Total direct costs	22,186	17,106
Administrative expenses
Salary and other employee related costs	2,662	461
Depreciation and amortization	382	131
Legal, professional and regulatory fees	1,533	114
Insurance	1,408	117
Public relations and associated activities	699	113
Travel and subsistence	128	46
Audit fees		135
Carbon credits	252
Hedging costs	326
Impairment of intangible assets	535
Repairs and maintenance	939	75
Settlement re Crypto mining management fees	(1,561)
Write off of variable contingent consideration	(352)
Research costs		20
Other expenses	424	265
Total administrative expenses	6,081	1,363
Finance Costs
Interest on debt	2,142	151
Total finance costs	£ 2,142	£ 151